================================================================================

    ANNUAL REPORT
    OCTOBER 31, 2002




                                [GRAPHIC OMITTED]


                            U.S. TREASURY MONEY FUND





                                                         THE CHAPMAN FUNDS, INC.

================================================================================

DEAR SHAREHOLDERS,

         We are pleased to submit the annual report on The Chapman U.S. Treasury Money Fund for the year ended October 31, 2002. The Fund seeks to maximize the preservation of capital, liquidity and, consistent with these goals, the highest possible current income. The fund invests solely in U.S. Treasury securities and repurchase agreements collateralized fully by such securities. The Fund's strategy is to invest only in securities with maturities of thirteen months or less, with a weighted average maturity not to exceed 90 days. If the investment adviser expects an increase (decrease) in interest rates, the Fund seeks to shorten (lengthen) its average maturity.

ECONOMIC REVIEW

          As the economy continued to slow for most of the year, finally in the autumn it started to emerge from its soft spot. Retail sales and industrial production surprisingly did better than expectations. As we approach the holiday season, consumers are brightening the holidays for retailers with encouraged spending. With consumer spending continuing to sustain the economy, it accounted for 3 percent of the economic growth in the third quarter of 2002. The economy saw increased spending in durable goods such as autos and home furnishings. On the contrary, consumer confidence, while improving, is still low and prospects for big ticket item sales are slipping as consumers see the job market deteriorate.

          The Federal Reserve, by evidence of its recent rate cut in November, still believes that the current monetary policy will support increased economic growth. Free from inflationary pressures, the Fed will take necessary steps to prevent recession or deflation even if that means further rate cuts on Treasury Buybacks.

          During this period of short term rate fluctuations, investors in the Chapman US Treasury Money Fund realized a total return for fiscal year ending October 31, 2002 of 1.25% versus its benchmark. MONEY FUND REPORT US TREASURY AND REPO AVERAGES(TM) (source: iMoneyNet, Inc. formerly IBC Financial Data, Inc.) of 1.03%.

SUMMARY

          As a result of a continued decline in the Fund's net assets and the current market conditions for funds such as The Chapman U.S. Treasury Money Fund, management proposed that the board of directors approve the immediate liquidation of the Fund. The board approved the proposal and the final valuation of the Fund's assets will be determined, and the proceeds will be distributed to each shareholder.

         Thank you for your continued support.


                                                 Sincerely,




                                                 Nathan A. Chapman, Jr.

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Schedule of Investments - October 31, 2002
================================================================================
(Showing Percentage of Total Value of Net Assets)

PRINCIPAL                                                                                         VALUE
  AMOUNT                                                                                         (NOTE B)
----------                                                                                     -----------

               U.S. GOVERNMENT - 88.4%

$8,000,000     U.S.  Treasury Bills due 11/07/02............................................   $ 7,998,000
                                                                                               -----------
                                                                                                 7,998,000
                                                                                               -----------

               REPURCHASE AGREEMENTS - 11.9%
 1,083,000     United Missouri Bank, dated 10/31/02, 1.320%, agreement to repurchase at
               $1,083,040 on 11/01/02 (collateralized by U.S. Treasury Bills, due
               4/10/2003, $1,100,081 market value) .........................................     1,083,000
                                                                                               -----------
                                                                                                 1,083,000
                                                                                               -----------

               Total Investments (Cost $9,080,667)* - 100.3 % ..............................     9,081,000
               Other Assets less Liabilities - (0.3%) ......................................       (30,703)
                                                                                               -----------
               Net Assets - 100.0% .........................................................   $ 9,050,297
                                                                                               ===========


*Cost for federal income tax purposes


See notes to financial statements

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Statement of Assets and Liabilities - October 31, 2002
================================================================================

ASSETS
Investments in securities (including Repurchase
    Agreements of $1,083,000) (amortized cost $9,080,667) .........      $ 9,081,000
Cash ..............................................................            2,548
Interest receivable ...............................................               40
Due from Advisor ..................................................            4,328
Prepaid expenses ..................................................            1,477
                                                                         -----------
     Total assets .................................................        9,089,393
                                                                         -----------

LIABILITIES
Accrued expenses ..................................................           29,854
Distribution payable ..............................................            9,242
                                                                         -----------
     Total liabilities ............................................           39,096
                                                                         -----------
NET ASSETS ........................................................      $ 9,050,297
                                                                         ===========

NET ASSETS CONSIST OF:
Capital stock .....................................................      $     9,050
Paid-in-capital ...................................................        9,041,247
                                                                         -----------
Net assets, for 9,050,297 common shares outstanding ...............      $ 9,050,297
                                                                         ===========
NET ASSET VALUE PER SHARE .........................................         $1.00
                                                                         ===========


See notes to financial statements

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Statement of Operations - For the year ended October 31, 2002
================================================================================


INVESTMENT INCOME:
Interest income .......................................       $ 1,002,149
                                                              -----------

EXPENSES:
Management and administrative fees ....................           331,724
Legal and auditing fees ...............................            18,603
Directors' fees .......................................             3,728
Rating fees ...........................................            21,218
Custody fees ..........................................            20,242
Transfer and dividend disbursing agent fees ...........            18,108
Insurance fees ........................................            14,463
Other .................................................            15,798
                                                              -----------
     Total expenses before waivers ....................           433,884
Fees paid indirectly ..................................           (10,257)
Waiver of fees  .......................................          (140,604)
                                                              -----------
     Net expenses .....................................           293,023
                                                              -----------
Net investment income .................................           709,126
                                                              -----------
Increase in net assets resulting from operations ......       $   709,126
                                                              ===========


See notes to financial statements

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Statements of Changes in Net Assets
================================================================================

                                                                                  YEAR ENDED         YEAR ENDED
                                                                                  OCTOBER 31,        OCTOBER 31,
                                                                                     2002               2001
                                                                                --------------     --------------
INCREASE IN NET ASSETS:
OPERATIONS:
Net investment income .......................................................   $      709,126     $    3,306,318
                                                                                --------------     --------------
     Increase in net assets from operations .................................          709,126          3,306,318
                                                                                --------------     --------------

DIVIDENDS:
From net investment income ..................................................         (709,126)        (3,306,318)
                                                                                --------------     --------------

CAPITAL SHARE TRANSACTIONS (AT $1 PER SHARE):
Proceeds from sales of shares ...............................................       86,222,392        219,219,724
Shares issued in reinvestment of dividends ..................................          229,885          2,548,413
Shares redeemed .............................................................     (189,127,939)      (182,293,053)
                                                                                --------------     --------------
     (Decrease) increase in net assets from capital share transactions ......     (102,675,661)        39,475,084
                                                                                --------------     --------------

Total (decrease) increase in net assets .....................................     (102,675,661)        39,475,084

NET ASSETS:
Beginning of year ...........................................................      111,725,958         72,250,874
                                                                                --------------     --------------
End of year .................................................................   $    9,050,297     $  111,725,958
                                                                                ==============     ==============


See notes to financial statements

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Financial Highlights
================================================================================
THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                       FOR THE YEARS ENDED OCTOBER 31,
                                                         2002          2001        2000          1999         1998
                                                        -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year .................    $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                        -------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..............................      0.0124       0.0404       0.0536       0.0415       0.0477
                                                        -------------------------------------------------------------
     Total from investment operations ..............      0.0124       0.0404       0.0536       0.0415       0.0477
                                                        -------------------------------------------------------------

DISTRIBUTIONS:
From net investment income .........................     (0.0124)     (0.0404)     (0.0536)     (0.0415)     (0.0477)
                                                        -------------------------------------------------------------
     Total distributions ...........................     (0.0124)     (0.0404)     (0.0536)     (0.0415)     (0.0477)
                                                        -------------------------------------------------------------

Net asset value, end of year .......................    $ 1.0000     $ 1.0000     $ 1.0000      $1.0000     $ 1.0000
                                                        =============================================================

TOTAL RETURN(1) ....................................        1.25%        4.12%        5.50%        4.24%        4.88%

RATIOS / SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
     Expenses ......................................        0.55%(2)     0.53%        0.57%        0.65%        0.65%
     Expenses (prior to limitation) ................        0.80%        0.76%        0.87%        0.80%        0.94%
     Net investment income .........................        1.28%        3.94%        5.45%        4.18%        4.75%
Supplemental Data:
     Net Assets, end of year (000 omitted) .........    $  9,050     $111,726     $ 72,251     $116,041     $ 76,479


See notes to financial statements

----------
(1) The total returns in the table represent the return that an investor would have earned on an investment in the Fund (assuming investment in the Fund the first day of the fiscal year and reinvestment of all distributions).
(2)  Excluding fees paid indirectly of .02%, in accordance with SEC regulations.

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Notes to Financial Statements - October 31, 2002
================================================================================

NOTE A - GENERAL

The Chapman Funds, Inc. (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Company currently offers two series; The Chapman U.S. Treasury Money Fund, and DEM Equity Fund. The Company has registered an additional series, which is not currently operating: The Chapman Institutional Cash Management Fund. These financial statements pertain to the U.S. Treasury Money Fund (the "Fund").

The Fund is a diversified series that seeks to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity. The Fund invests solely in short-term direct obligations of the U.S. Government and repurchase agreements collateralized fully by direct obligations of the U.S. Government.

On December 12, 2002, the Fund's Board of Directors approved the liquidation of the Fund (see Note F).

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Security Valuation - The Fund uses the amortized cost method, which approximates market value, to value portfolio securities pursuant to Rule 2a-7 of the 1940 Act, provided the Fund complies with certain conditions. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization from date of purchase to date of maturity of any discount or premium.

Repurchase Agreements - The Fund's custodian takes possession, through the Federal Book Entry System, of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation, however, the Fund might be delayed in, or prevented from, selling the collateral for its benefit.

Distributions to Stockholders - Dividends to stockholders of the Fund are declared daily and paid monthly from net investment income, which consists of accrued interest and earned discount (including both original issue and market discount), less amortization of premium and the accrued expenses applicable to the dividend period.

Federal Income Taxes - No provision for federal income taxes has been made since the Fund intends to continue to qualify as a Regulated Investment Company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. For the years ended October 31, 2002 and 2001, the Fund made distributions of $709,126 and $3,306,318 that were characterized as "ordinary income" for federal income tax purposes.

Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Interest income is recorded on the accrual basis.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C - CAPITAL STOCK

The Company is authorized to issue 10 billion full and fractional shares of common stock, par value $.001 per share, of which 1 billion shares are designated as U.S. Treasury Money Fund shares.

NOTE D - MANAGEMENT ADVISORY AND ADMINISTRATIVE FEES

Chapman Capital Management, Inc. ("CCM") acts as the investment adviser and administrator for the Fund. The investment advisory and administrative fees are based on the average daily net assets of the Fund computed at annual rates of ..5% and .1%, respectively.

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Notes to Financial Statements - October 31, 2002 - Continued
================================================================================

NOTE D - MANAGEMENT ADVISORY AND ADMINISTRATIVE FEES - CONTINUED

CCM also serves as Transfer and Dividend Disbursing Agent for the Fund pursuant to a Shareholder Services Agreement. For its services, CCM is compensated $18 per account subject to a monthly minimum of $1,500, excluding out-of-pocket expenses.

CCM, has contractually agreed to limit annual expenses (excluding income, excise and other taxes and extraordinary expenses) in excess of .53% of average daily net assets until December 31, 2010. However, CCM's obligation is limited to the total of its advisory and administration fees. Prior to March 17, 2000, CCM agreed to limit the Fund's expenses to .65% of average daily net assets on an annual basis.

NOTE E - DIRECTORS' FEES AND RELATED PARTIES

Certain officers and directors of the Company are "affiliated persons", as defined in the Investment Company Act of 1940, of the adviser. For the year ended October 31, 2002, these "affiliated persons" did not receive any compensation from the Company.

Those directors who are not officers of the Company receive $1,000 compensation plus certain expenses from the Company for each Board of Directors meeting they attend.

NOTE F - SUBSEQUENT EVENT

On December 12, 2002, the Board of Directors of The Chapman Funds, Inc., on behalf of the US Treasury Money Fund, considered and adopted a Plan of Liquidation and Termination to accomplish the complete liquidation and termination of the Fund in conformity with all the provisions of Maryland law and The Chapman Funds' charter.

As soon as possible after approval of the Plan of Liquidation and Termination, The Chapman Funds, on behalf of the US Treasury Money Fund, will mail to each stockholder of record on the effective date of the Plan of Liquidation and Termination a liquidating cash distribution equal to the stockholder's proportionate interest in the net assets of the US Treasury Money Fund.

After the date of mailing of the liquidating distribution, the termination of the US Treasury Money Fund will be effected and the outstanding shares of the US Treasury Money Fund will be cancelled by an amendment to The Chapman Funds' charter.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of The Chapman Funds, Inc. - The Chapman U.S. Treasury Money Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Chapman U.S. Treasury Money Fund (the "Fund") as of October 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chapman U.S. Treasury Money Fund at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                 /s/ ERNEST & YOUNG LLP


Philadelphia, Pennsylvania
December 13, 2002

BOARD OF DIRECTORS

The table below provides information about the Fund's Board of Directors and Officers, including biographical information about their business experience and information about their relationships with The Chapman Funds, Inc. and it's affiliates. Directors deemed to be "disinterested persons" of the Company for purposes of the 1940 Act are indicated in the chart below.

                                                                                                       NUMBER OF
                                                                                                      PORTFOLIOS
                                     POSITION HELD     TERM OF OFFICE AND           PRINCIPAL           IN FUND          OTHER
                                       WITH THE          LENGTH OF TIME           OCCUPATION(S)         COMPLEX      DIRECTORSHIPS
                                       COMPANY              SERVED*               DURING PAST 5         OVERSEEN        HELD BY
NAME, ADDRESS AND AGE                                                                YEARS            BY DIRECTOR       DIRECTOR
Dr. Glenda Glover, 48                Director          Time Served - 4 yrs      Dean of School of          6             None
World Trade Center-Baltimore                                                    Business, Jackson
401 East Pratt Street, 28th Floor                                               State University
Baltimore, Maryland 21202                                                       since 1994.
                                                                                Chairperson
                                                                                of Accounting
                                                                                Department,
                                                                                Howard University
                                                                                from 1990 through
                                                                                1994.

Wilfred Marshall, 65                 Director          Time Served - 10 yrs     Principal, Marshall        6             None
World Trade Center-Baltimore                                                    Enterprises, a
401 East Pratt Street, 28th Floor                                               retail management
Baltimore, Maryland 21202                                                       firm, since 1994.
                                                                                Director, Mayor's
                                                                                Office of Small
                                                                                Business
                                                                                Assistance-City of
                                                                                Los Angeles 1981 to
                                                                                1994.

Berna Gunn-Williams, 67              Director          Time Served - 1 yr       President and CEO          6             None
World Trade Center-Baltimore                                                    of Scrupples, Inc.,
401 East Pratt Street, 28th Floor                                               a janitorial and
Baltimore, Maryland 21202                                                       secrurity firm
                                                                                located in
                                                                                Washington, D.C.,
                                                                                Former Chairperson
                                                                                of The District of
                                                                                Columbia Retirement
                                                                                Board from 1994 to
                                                                                1998.

David Rivers, 57                     Director          Time Served - 6 yrs      Director of                6             None
World Trade Center-Baltimore                                                    Community
401 East Pratt Street, 28th Floor                                               Development Medical
Baltimore, Maryland 21202                                                       University of South
                                                                                Carolina
                                                                                Environmental
                                                                                Hazards Assessment
                                                                                Program since 1994;
                                                                                President, Research
                                                                                Planning and
                                                                                Management from
                                                                                1991 to 1994.

Earl U. Bravo, Sr., 53               Secretary and     Time Served - 11 yrs     Secretary and              6             None
World Trade Center-Baltimore         Assistant                                  Assistant Treasurer
401 East Pratt Street, 28th Floor    Treasurer                                  since 1997 of The
Baltimore, Maryland 21202                                                       Chapman Co.
                                                                                Mr. Bravo has been
                                                                                employed in various
                                                                                senior executive
                                                                                positions with The
                                                                                Chapman Co. and
                                                                                Chapman Capital
                                                                                Management, Inc.
                                                                                since 1990.

M. Lynn Ballard, 58                  Treasurer and     Time Served - 11 yrs     Treasurer and              6             None
World Trade Center-Baltimore         Assistant                                  Assistant Secretary
401 East Pratt Street, 28th Floor    Secretary                                  since 1997 of The
Baltimore, Maryland 21202                                                       Chapman Co..
                                                                                Ms. Ballard has
                                                                                been employed as a
                                                                                senior financial
                                                                                executive of The
                                                                                Chapman Co. and
                                                                                Chapman Capital
                                                                                Management, Inc.
                                                                                since 1990.

Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated in the chart below.

                                                                                                       NUMBER OF
                                                                                                      PORTFOLIOS
                                     POSITION HELD     TERM OF OFFICE AND           PRINCIPAL           IN FUND          OTHER
                                       WITH THE          LENGTH OF TIME           OCCUPATION(S)         COMPLEX      DIRECTORSHIPS
                                       COMPANY              SERVED*               DURING PAST 5         OVERSEEN        HELD BY
NAME, ADDRESS AND AGE                                                                YEARS            BY DIRECTOR       DIRECTOR
Nathan A. Chapman, Jr., 43**         President,        Time Served - 12 yrs     President and              6         Serves as
World Trade Center-Baltimore         Director and                               Director since 1986                  Chairman of
401 East Pratt Street, 28th Floor    Chairman of                                of The Chapman Co.                   the Board of
Baltimore, Maryland 21202            the Board                                  President and                        eChapman, Inc.
                                                                                Director since 1988
                                                                                of Chapman Capital
                                                                                Management, Inc.

Dr. Benjamin Hooks, 76***            Director          Time Served - 11 yrs     Executive Director         6             None
World Trade Center-Baltimore                                                    of the NAACP from
401 East Pratt Street, 28th Floor                                               1993 through 1997.
Baltimore, Maryland 21202                                                       President and CEO
                                                                                of Universal Life
                                                                                Insurance Co.
                                                                                Chairman of the
                                                                                Board of Directors
                                                                                of  Minact, Inc.,
                                                                                an affiliate of Job
                                                                                Corps, Inc.


ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-752-1013.

 This report is authorized for distribution only to shareholders and to others who have received a copy of the U.S. Treasury Money fund prospectus



                                [GRAPHIC OMITTED]

                                THE CHAPMAN FUNDS
                   A MEMBER OF THE CHAPMAN GROUP OF COMPANIES

                               INVESTMENT ADVISER
                         TRANSFER, DIVIDEND PAYING AGENT
                              AND ACCOUNTING AGENT:

                        CHAPMAN CAPITAL MANAGEMENT, INC.
                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, 28TH FLOOR
                            BALTIMORE, MARYLAND 21202
                                 (410) 625-9656

                                   CUSTODIAN:

                                 UMB BANK, N.A.
                                928 GRAND AVENUE
                        KANSAS CITY, MISSOURI 64141-6226

                                  DISTRIBUTOR:

                               THE CHAPMAN COMPANY
                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, 28TH FLOOR
                            BALTIMORE, MARYLAND 21202
                                 (410) 625-9656

                  FOR SHAREHOLDER INQUIRIES CALL 1-800-752-1013